Understanding our Financial Statements and the Impact to the Common Shareholder (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Total revenues	$ 10,046	$ (2,743)	$ (98,696)	$ (104,903)
Financing receivable credit loss expense reversal				20,580
Operating Segments [Member] | Ben Liquidity [Member]
Total revenues	10,849	12,007	46,947	50,819
Financing receivable credit loss expense reversal
Operating Segments [Member] | Ben Custody [Member]
Total revenues	5,382	6,576	24,534	29,042
Financing receivable credit loss expense reversal
Intersegment Eliminations [Member]
Total revenues	$ (16,042)	$ (18,575)	(71,116)	(79,831)
Financing receivable credit loss expense reversal
Intersegment Eliminations [Member] | Ben Liquidity [Member]
Financing receivable credit loss expense reversal			113,400	$ 80,700
Financing fee receivable credit loss expense reversal			25,500
Note receivable credit loss expense reversal			$ 6,000
Minimum [Member]
Trust useful life			7 years
Maximum [Member]
Trust useful life			10 years
Customer Ex Alt Trusts [Member]
Recurring fee, percentage	2.80%		2.80%
Customer Ex Alt Trusts [Member] | Minimum [Member]
Financing receivable interest rate stated percentage	5.00%		5.00%
One time fee, percentage	1.00%		1.00%
Customer Ex Alt Trusts [Member] | Maximum [Member]
Financing receivable interest rate stated percentage	14.00%		14.00%
One time fee, percentage	7.00%		7.00%